Share-Based Compensation - Summary of Fair Value of Vested Stock Option (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Intrinsic value of options exercised	$ 89	$ 0
Grant date fair value of stock options vested	$ 210,487	$ 25,711
Weighted-average grant date fair value per share of stock options granted	$ 6.85	$ 8.67